Debt including Capital Lease Obligations Subsequent Events - Note Repurchase (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Feb. 05, 2015
Debt Instrument [Line Items]
Repayments of Senior Debt	$ 138,800	$ 42,500
Notes Payable, Related Parties			138,000
Senior Notes [Member] | 7.875% Senior Secured Notes due 2021
Debt Instrument [Line Items]
Repayments of Senior Debt	224,000
Notes Payable, Related Parties			$ 150,900